UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03090
MFS SERIES TRUST VII
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
July 31
Date of reporting period:
January 31, 2026
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Emerging Markets
Equity Research Fund

Class A-EEMPX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$69	1.24%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,559,009	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	79
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.6%
Tencent Holdings Ltd.	7.1%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.9%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Reliance Industries Ltd.	1.9%
Emirates NBD Bank PJSC	1.8%
Mahindra & Mahindra Ltd.	1.8%
Alibaba Group Holding Ltd., ADR	1.7%
Issuer country weightings
China	24.1%
Taiwan	22.6%
South Korea	12.2%
India	11.9%
Brazil	7.8%
Mexico	3.3%
Hong Kong	3.0%
Indonesia	2.7%
United Arab Emirates	2.3%
Other Countries	10.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EEMA-SEM

MFS® Emerging Markets
Equity Research Fund

Class C-EEMRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$111	2.00%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,559,009	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	79
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.6%
Tencent Holdings Ltd.	7.1%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.9%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Reliance Industries Ltd.	1.9%
Emirates NBD Bank PJSC	1.8%
Mahindra & Mahindra Ltd.	1.8%
Alibaba Group Holding Ltd., ADR	1.7%
Issuer country weightings
China	24.1%
Taiwan	22.6%
South Korea	12.2%
India	11.9%
Brazil	7.8%
Mexico	3.3%
Hong Kong	3.0%
Indonesia	2.7%
United Arab Emirates	2.3%
Other Countries	10.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EEMC-SEM

MFS® Emerging Markets
Equity Research Fund

Class I-EEMIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$56	1.00%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,559,009	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	79
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.6%
Tencent Holdings Ltd.	7.1%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.9%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Reliance Industries Ltd.	1.9%
Emirates NBD Bank PJSC	1.8%
Mahindra & Mahindra Ltd.	1.8%
Alibaba Group Holding Ltd., ADR	1.7%
Issuer country weightings
China	24.1%
Taiwan	22.6%
South Korea	12.2%
India	11.9%
Brazil	7.8%
Mexico	3.3%
Hong Kong	3.0%
Indonesia	2.7%
United Arab Emirates	2.3%
Other Countries	10.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EEMI-SEM

MFS® Emerging Markets
Equity Research Fund

Class R1-EEMDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$111	1.99%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,559,009	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	79
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure
Equities	98.8%
Money Market Funds	1.2%

Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.6%
Tencent Holdings Ltd.	7.1%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.9%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Reliance Industries Ltd.	1.9%
Emirates NBD Bank PJSC	1.8%
Mahindra & Mahindra Ltd.	1.8%
Alibaba Group Holding Ltd., ADR	1.7%

Issuer country weightings
China	24.1%
Taiwan	22.6%
South Korea	12.2%
India	11.9%
Brazil	7.8%
Mexico	3.3%
Hong Kong	3.0%
Indonesia	2.7%
United Arab Emirates	2.3%
Other Countries	10.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EEMR1-SEM

MFS® Emerging Markets
Equity Research Fund

Class R2-EEMEX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$83	1.49%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,559,009	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	79
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure
Equities	98.8%
Money Market Funds	1.2%

Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.6%
Tencent Holdings Ltd.	7.1%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.9%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Reliance Industries Ltd.	1.9%
Emirates NBD Bank PJSC	1.8%
Mahindra & Mahindra Ltd.	1.8%
Alibaba Group Holding Ltd., ADR	1.7%

Issuer country weightings
China	24.1%
Taiwan	22.6%
South Korea	12.2%
India	11.9%
Brazil	7.8%
Mexico	3.3%
Hong Kong	3.0%
Indonesia	2.7%
United Arab Emirates	2.3%
Other Countries	10.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EEMR2-SEM

MFS® Emerging Markets
Equity Research Fund

Class R3-EEMFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$70	1.25%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,559,009	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	79
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure
Equities	98.8%
Money Market Funds	1.2%

Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.6%
Tencent Holdings Ltd.	7.1%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.9%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Reliance Industries Ltd.	1.9%
Emirates NBD Bank PJSC	1.8%
Mahindra & Mahindra Ltd.	1.8%
Alibaba Group Holding Ltd., ADR	1.7%

Issuer country weightings
China	24.1%
Taiwan	22.6%
South Korea	12.2%
India	11.9%
Brazil	7.8%
Mexico	3.3%
Hong Kong	3.0%
Indonesia	2.7%
United Arab Emirates	2.3%
Other Countries	10.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EEMR3-SEM

MFS® Emerging Markets
Equity Research Fund

Class R4-EEMGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$56	1.00%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,559,009	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	79
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure
Equities	98.8%
Money Market Funds	1.2%

Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.6%
Tencent Holdings Ltd.	7.1%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.9%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Reliance Industries Ltd.	1.9%
Emirates NBD Bank PJSC	1.8%
Mahindra & Mahindra Ltd.	1.8%
Alibaba Group Holding Ltd., ADR	1.7%

Issuer country weightings
China	24.1%
Taiwan	22.6%
South Korea	12.2%
India	11.9%
Brazil	7.8%
Mexico	3.3%
Hong Kong	3.0%
Indonesia	2.7%
United Arab Emirates	2.3%
Other Countries	10.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EEMR4-SEM

MFS® Emerging Markets
Equity Research Fund

Class R6-EEMHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$55	0.99%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,559,009	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	79
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.6%
Tencent Holdings Ltd.	7.1%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.9%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Reliance Industries Ltd.	1.9%
Emirates NBD Bank PJSC	1.8%
Mahindra & Mahindra Ltd.	1.8%
Alibaba Group Holding Ltd., ADR	1.7%

Issuer country weightings
China	24.1%
Taiwan	22.6%
South Korea	12.2%
India	11.9%
Brazil	7.8%
Mexico	3.3%
Hong Kong	3.0%
Indonesia	2.7%
United Arab Emirates	2.3%
Other Countries	10.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EEMR6-SEM

MFS® Equity Income Fund

Class A-EQNAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$47	0.88%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	732,526,724	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Financials	23.7%
Health Care	12.7%
Industrials	12.3%
Information Technology	10.8%
Energy	7.7%
Consumer Staples	6.9%
Utilities	6.2%
Consumer Discretionary	6.2%
Communication Services	4.9%
Real Estate	4.5%
Materials	2.3%

Top ten holdings
Johnson & Johnson	2.5%
Lam Research Corp.	2.3%
Alphabet, Inc., "A"	2.2%
Popular, Inc.	2.2%
Portland General Electric Co.	2.1%
Northern Trust Corp.	2.1%
Pfizer, Inc.	2.1%
AGCO Corp.	2.0%
Citigroup, Inc.	2.0%
W.P. Carey, Inc., REIT	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EQIA-SEM

MFS® Equity Income Fund

Class B-EQNBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$87	1.63%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	732,526,724	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure
Equities	98.2%
Money Market Funds	1.8%

Equity sectors
Financials	23.7%
Health Care	12.7%
Industrials	12.3%
Information Technology	10.8%
Energy	7.7%
Consumer Staples	6.9%
Utilities	6.2%
Consumer Discretionary	6.2%
Communication Services	4.9%
Real Estate	4.5%
Materials	2.3%

Top ten holdings
Johnson & Johnson	2.5%
Lam Research Corp.	2.3%
Alphabet, Inc., "A"	2.2%
Popular, Inc.	2.2%
Portland General Electric Co.	2.1%
Northern Trust Corp.	2.1%
Pfizer, Inc.	2.1%
AGCO Corp.	2.0%
Citigroup, Inc.	2.0%
W.P. Carey, Inc., REIT	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EQIB-SEM

MFS® Equity Income Fund

Class C-EQNCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$87	1.63%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	732,526,724	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure
Equities	98.2%
Money Market Funds	1.8%

Equity sectors
Financials	23.7%
Health Care	12.7%
Industrials	12.3%
Information Technology	10.8%
Energy	7.7%
Consumer Staples	6.9%
Utilities	6.2%
Consumer Discretionary	6.2%
Communication Services	4.9%
Real Estate	4.5%
Materials	2.3%

Top ten holdings
Johnson & Johnson	2.5%
Lam Research Corp.	2.3%
Alphabet, Inc., "A"	2.2%
Popular, Inc.	2.2%
Portland General Electric Co.	2.1%
Northern Trust Corp.	2.1%
Pfizer, Inc.	2.1%
AGCO Corp.	2.0%
Citigroup, Inc.	2.0%
W.P. Carey, Inc., REIT	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EQIC-SEM

MFS® Equity Income Fund

Class I-EQNIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$34	0.63%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	732,526,724	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure
Equities	98.2%
Money Market Funds	1.8%

Equity sectors
Financials	23.7%
Health Care	12.7%
Industrials	12.3%
Information Technology	10.8%
Energy	7.7%
Consumer Staples	6.9%
Utilities	6.2%
Consumer Discretionary	6.2%
Communication Services	4.9%
Real Estate	4.5%
Materials	2.3%

Top ten holdings
Johnson & Johnson	2.5%
Lam Research Corp.	2.3%
Alphabet, Inc., "A"	2.2%
Popular, Inc.	2.2%
Portland General Electric Co.	2.1%
Northern Trust Corp.	2.1%
Pfizer, Inc.	2.1%
AGCO Corp.	2.0%
Citigroup, Inc.	2.0%
W.P. Carey, Inc., REIT	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EQII-SEM

MFS® Equity Income Fund

Class R1-EQNRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$87	1.63%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	732,526,724	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure
Equities	98.2%
Money Market Funds	1.8%

Equity sectors
Financials	23.7%
Health Care	12.7%
Industrials	12.3%
Information Technology	10.8%
Energy	7.7%
Consumer Staples	6.9%
Utilities	6.2%
Consumer Discretionary	6.2%
Communication Services	4.9%
Real Estate	4.5%
Materials	2.3%

Top ten holdings
Johnson & Johnson	2.5%
Lam Research Corp.	2.3%
Alphabet, Inc., "A"	2.2%
Popular, Inc.	2.2%
Portland General Electric Co.	2.1%
Northern Trust Corp.	2.1%
Pfizer, Inc.	2.1%
AGCO Corp.	2.0%
Citigroup, Inc.	2.0%
W.P. Carey, Inc., REIT	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EQIR1-SEM

MFS® Equity Income Fund

Class R2-EQNSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$61	1.13%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	732,526,724	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure
Equities	98.2%
Money Market Funds	1.8%

Equity sectors
Financials	23.7%
Health Care	12.7%
Industrials	12.3%
Information Technology	10.8%
Energy	7.7%
Consumer Staples	6.9%
Utilities	6.2%
Consumer Discretionary	6.2%
Communication Services	4.9%
Real Estate	4.5%
Materials	2.3%

Top ten holdings
Johnson & Johnson	2.5%
Lam Research Corp.	2.3%
Alphabet, Inc., "A"	2.2%
Popular, Inc.	2.2%
Portland General Electric Co.	2.1%
Northern Trust Corp.	2.1%
Pfizer, Inc.	2.1%
AGCO Corp.	2.0%
Citigroup, Inc.	2.0%
W.P. Carey, Inc., REIT	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EQIR2-SEM

MFS® Equity Income Fund

Class R3-EQNTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$47	0.88%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	732,526,724	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure
Equities	98.2%
Money Market Funds	1.8%

Equity sectors
Financials	23.7%
Health Care	12.7%
Industrials	12.3%
Information Technology	10.8%
Energy	7.7%
Consumer Staples	6.9%
Utilities	6.2%
Consumer Discretionary	6.2%
Communication Services	4.9%
Real Estate	4.5%
Materials	2.3%

Top ten holdings
Johnson & Johnson	2.5%
Lam Research Corp.	2.3%
Alphabet, Inc., "A"	2.2%
Popular, Inc.	2.2%
Portland General Electric Co.	2.1%
Northern Trust Corp.	2.1%
Pfizer, Inc.	2.1%
AGCO Corp.	2.0%
Citigroup, Inc.	2.0%
W.P. Carey, Inc., REIT	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EQIR3-SEM

MFS® Equity Income Fund

Class R4-EQNUX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$34	0.63%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	732,526,724	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure
Equities	98.2%
Money Market Funds	1.8%

Equity sectors
Financials	23.7%
Health Care	12.7%
Industrials	12.3%
Information Technology	10.8%
Energy	7.7%
Consumer Staples	6.9%
Utilities	6.2%
Consumer Discretionary	6.2%
Communication Services	4.9%
Real Estate	4.5%
Materials	2.3%

Top ten holdings
Johnson & Johnson	2.5%
Lam Research Corp.	2.3%
Alphabet, Inc., "A"	2.2%
Popular, Inc.	2.2%
Portland General Electric Co.	2.1%
Northern Trust Corp.	2.1%
Pfizer, Inc.	2.1%
AGCO Corp.	2.0%
Citigroup, Inc.	2.0%
W.P. Carey, Inc., REIT	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EQIR4-SEM

MFS® Equity Income Fund

Class R6-EQNVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$30	0.55%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	732,526,724	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	100
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure
Equities	98.2%
Money Market Funds	1.8%

Equity sectors
Financials	23.7%
Health Care	12.7%
Industrials	12.3%
Information Technology	10.8%
Energy	7.7%
Consumer Staples	6.9%
Utilities	6.2%
Consumer Discretionary	6.2%
Communication Services	4.9%
Real Estate	4.5%
Materials	2.3%

Top ten holdings
Johnson & Johnson	2.5%
Lam Research Corp.	2.3%
Alphabet, Inc., "A"	2.2%
Popular, Inc.	2.2%
Portland General Electric Co.	2.1%
Northern Trust Corp.	2.1%
Pfizer, Inc.	2.1%
AGCO Corp.	2.0%
Citigroup, Inc.	2.0%
W.P. Carey, Inc., REIT	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EQIR6-SEM

MFS® Intrinsic Value Fund

Class A-UIVVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes planned changes to the Fund since August 1, 2025 .
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$47	0.90%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,763,250	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	76
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	22.0%
Information Technology	17.9%
Health Care	15.4%
Materials	15.0%
Industrials	12.9%
Consumer Staples	5.6%
Consumer Discretionary	5.2%
Energy	2.4%
Real Estate	1.3%
Top ten holdings
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.6%
Charles Schwab Corp.	3.0%
Wheaton Precious Metals Corp.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
Colgate-Palmolive Co.	2.6%
Bank of America Corp.	2.5%
Franco-Nevada Corp.	2.5%
Becton, Dickinson and Co.	2.5%
CME Group, Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund will be renamed the MFS Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UIVA-SEM

MFS® Intrinsic Value Fund

Class C-UIVCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes planned changes to the Fund since August 1, 2025 .
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$86	1.65%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,763,250	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	76
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	22.0%
Information Technology	17.9%
Health Care	15.4%
Materials	15.0%
Industrials	12.9%
Consumer Staples	5.6%
Consumer Discretionary	5.2%
Energy	2.4%
Real Estate	1.3%
Top ten holdings
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.6%
Charles Schwab Corp.	3.0%
Wheaton Precious Metals Corp.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
Colgate-Palmolive Co.	2.6%
Bank of America Corp.	2.5%
Franco-Nevada Corp.	2.5%
Becton, Dickinson and Co.	2.5%
CME Group, Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund will be renamed the MFS Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UIVC-SEM

MFS® Intrinsic Value Fund

Class I-UIVIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes planned changes to the Fund since August 1, 2025 .
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$34	0.65%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,763,250	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	76
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	22.0%
Information Technology	17.9%
Health Care	15.4%
Materials	15.0%
Industrials	12.9%
Consumer Staples	5.6%
Consumer Discretionary	5.2%
Energy	2.4%
Real Estate	1.3%
Top ten holdings
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.6%
Charles Schwab Corp.	3.0%
Wheaton Precious Metals Corp.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
Colgate-Palmolive Co.	2.6%
Bank of America Corp.	2.5%
Franco-Nevada Corp.	2.5%
Becton, Dickinson and Co.	2.5%
CME Group, Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund will be renamed the MFS Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UIVI-SEM

MFS® Intrinsic Value Fund

Class R1-UIVMX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes planned changes to the Fund since August 1, 2025 .
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$86	1.65%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,763,250	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	76
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	22.0%
Information Technology	17.9%
Health Care	15.4%
Materials	15.0%
Industrials	12.9%
Consumer Staples	5.6%
Consumer Discretionary	5.2%
Energy	2.4%
Real Estate	1.3%
Top ten holdings
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.6%
Charles Schwab Corp.	3.0%
Wheaton Precious Metals Corp.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
Colgate-Palmolive Co.	2.6%
Bank of America Corp.	2.5%
Franco-Nevada Corp.	2.5%
Becton, Dickinson and Co.	2.5%
CME Group, Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund will be renamed the MFS Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UIVR1-SEM

MFS® Intrinsic Value Fund

Class R2-UIVNX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes planned changes to the Fund since August 1, 2025 .
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$60	1.15%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,763,250	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	76
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	22.0%
Information Technology	17.9%
Health Care	15.4%
Materials	15.0%
Industrials	12.9%
Consumer Staples	5.6%
Consumer Discretionary	5.2%
Energy	2.4%
Real Estate	1.3%
Top ten holdings
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.6%
Charles Schwab Corp.	3.0%
Wheaton Precious Metals Corp.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
Colgate-Palmolive Co.	2.6%
Bank of America Corp.	2.5%
Franco-Nevada Corp.	2.5%
Becton, Dickinson and Co.	2.5%
CME Group, Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund will be renamed the MFS Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UIVR2-SEM

MFS® Intrinsic Value Fund

Class R3-UIVPX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes planned changes to the Fund since August 1, 2025 .
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$47	0.90%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,763,250	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	76
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	22.0%
Information Technology	17.9%
Health Care	15.4%
Materials	15.0%
Industrials	12.9%
Consumer Staples	5.6%
Consumer Discretionary	5.2%
Energy	2.4%
Real Estate	1.3%
Top ten holdings
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.6%
Charles Schwab Corp.	3.0%
Wheaton Precious Metals Corp.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
Colgate-Palmolive Co.	2.6%
Bank of America Corp.	2.5%
Franco-Nevada Corp.	2.5%
Becton, Dickinson and Co.	2.5%
CME Group, Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund will be renamed the MFS Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UIVR3-SEM

MFS® Intrinsic Value Fund

Class R4-UIVQX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes planned changes to the Fund since August 1, 2025 .
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$34	0.65%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,763,250	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	76
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure
Equities	97.7%
Money Market Funds	2.3%

Equity sectors
Financials	22.0%
Information Technology	17.9%
Health Care	15.4%
Materials	15.0%
Industrials	12.9%
Consumer Staples	5.6%
Consumer Discretionary	5.2%
Energy	2.4%
Real Estate	1.3%

Top ten holdings
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.6%
Charles Schwab Corp.	3.0%
Wheaton Precious Metals Corp.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
Colgate-Palmolive Co.	2.6%
Bank of America Corp.	2.5%
Franco-Nevada Corp.	2.5%
Becton, Dickinson and Co.	2.5%
CME Group, Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund will be renamed the MFS Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UIVR4-SEM

MFS® Intrinsic Value Fund

Class R6-UIVRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes planned changes to the Fund since August 1, 2025 .
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$32	0.62%
FUND STATISTICS AS OF 1/31/26
Net Assets ($):	4,763,250	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	76
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/26)

Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	22.0%
Information Technology	17.9%
Health Care	15.4%
Materials	15.0%
Industrials	12.9%
Consumer Staples	5.6%
Consumer Discretionary	5.2%
Energy	2.4%
Real Estate	1.3%

Top ten holdings
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.6%
Charles Schwab Corp.	3.0%
Wheaton Precious Metals Corp.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
Colgate-Palmolive Co.	2.6%
Bank of America Corp.	2.5%
Franco-Nevada Corp.	2.5%
Becton, Dickinson and Co.	2.5%
CME Group, Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus, as supplemented from time to time, at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund will be renamed the MFS Intrinsic Equity Fund. In connection with the name change, the fund will adopt a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UIVR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Emerging Markets Equity Research Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Emerging Markets Equity Research Fund
Portfolio of Investments − 1/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 95.7%
Alcoholic Beverages – 1.6%
China Resources Beer Holdings Co. Ltd.	10,000	$33,563
Kweichow Moutai Co. Ltd., “A”	200	40,325
		$73,888
Automotive – 3.2%
BYD Co. Ltd.	4,900	$61,312
Mahindra & Mahindra Ltd.	2,213	82,561
		$143,873
Biotechnology – 0.7%
Hugel, Inc. (a)	167	$32,080
Brokerage & Asset Managers – 1.4%
B3 S.A. - Brasil Bolsa Balcao	20,900	$64,137
Business Services – 1.9%
Infosys Ltd.	2,960	$52,805
Kanzhun Ltd.	3,800	35,533
		$88,338
Chemicals – 1.3%
UPL Ltd.	8,037	$61,504
Computer Software – 1.0%
Kingsoft Corp. Ltd.	6,000	$23,133
Totvs S.A.	2,500	21,173
		$44,306
Computer Software - Systems – 1.4%
Hon Hai Precision Industry Co. Ltd.	4,609	$32,294
Lenovo Group Ltd.	24,000	27,281
Xiaomi Corp., “B” (a)	800	3,635
		$63,210
Construction – 3.4%
Anhui Conch Cement Co. Ltd.	13,000	$41,303
Midea Group Co. Ltd., “A”	4,000	44,666
Techtronic Industries Co. Ltd.	5,000	68,163
		$154,132
Consumer Products – 0.6%
Amorepacific Corp.	260	$25,071
Consumer Services – 0.9%
Localiza Rent a Car S.A.	3,088	$28,393
MakeMyTrip Ltd. (a)	210	13,100
		$41,493
EEMFS-SEM
1

MFS Emerging Markets Equity Research Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 2.0%
Contemporary Amperex Technology Co. Ltd.	800	$40,297
WEG S.A.	5,200	51,103
		$91,400
Electronics – 22.8%
ASE Technology Holding Co. Ltd.	7,819	$73,792
Globalwafers Co. Ltd.	2,000	31,586
Largan Precision Co. Ltd.	758	58,048
MediaTek, Inc.	1,198	67,000
SK Hynix, Inc.	291	183,770
Taiwan Semiconductor Manufacturing Co. Ltd.	11,120	627,201
		$1,041,397
Energy - Independent – 2.9%
PT United Tractors Tbk	27,900	$43,300
Reliance Industries Ltd.	5,906	89,591
		$132,891
Energy - Integrated – 2.4%
Galp Energia SGPS S.A., “B”	2,992	$59,334
Petroleo Brasileiro S.A., ADR	1,423	21,829
Petroleo Brasileiro S.A., ADR	801	11,502
Petronet LNG Ltd.	5,298	16,688
		$109,353
Engineering - Construction – 0.2%
Doosan Bobcat, Inc.	241	$9,845
Food & Beverages – 1.3%
Arca Continental S.A.B. de C.V.	2,740	$30,877
Gruma S.A.B. de C.V.	1,699	30,594
		$61,471
Food & Drug Stores – 2.1%
Jeronimo Martins SGPS S.A.	1,357	$32,026
Raia Drogasil S.A.	6,552	30,502
Walmart de Mexico S.A.B. de C.V.	9,846	31,246
		$93,774
Gaming & Lodging – 0.4%
Sands China Ltd.	8,000	$17,440
Insurance – 3.3%
AIA Group Ltd.	4,600	$53,200
China Pacific Insurance Co. Ltd.	9,200	46,400
Samsung Fire & Marine Insurance Co. Ltd.	145	50,469
		$150,069
Interactive Media Services – 0.8%
NAVER Corp.	188	$35,918
2

MFS Emerging Markets Equity Research Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 8.1%
NetEase, Inc., ADR	345	$44,447
Tencent Holdings Ltd.	4,200	325,802
		$370,249
Machinery & Tools – 2.5%
AirTAC International Group	1,000	$36,225
Delta Electronics, Inc.	2,000	77,534
		$113,759
Major Banks – 3.0%
Banco Bradesco S.A., ADR	14,849	$60,139
National Bank of Greece S.A.	4,299	76,004
		$136,143
Medical & Health Technology & Services – 0.6%
Hangzhou Tigermed Consulting Co. Ltd.	2,800	$25,391
Metals & Mining – 3.1%
Industries Qatar Q.S.C.	11,314	$39,526
Vale S.A., ADR	4,381	70,402
Zijin Mining Group Co. Ltd., “H”	6,000	32,181
		$142,109
Network & Telecom – 0.8%
Accton Technology Corp.	1,000	$35,431
Oil Services – 0.5%
ADNOC Drilling Co. PJSC	14,919	$21,652
Other Banks & Diversified Financials – 15.4%
Bank of Cyprus Holdings PLC	5,394	$59,718
China Construction Bank Corp.	100,000	101,253
China Merchants Bank Co. Ltd.	9,500	58,201
Emirates NBD Bank PJSC	10,079	85,352
Grupo Financiero Banorte S.A. de C.V.	5,177	58,527
HDFC Bank Ltd.	11,102	112,151
ICICI Bank Ltd.	4,246	62,545
Kasikornbank PLC	6,500	39,043
KB Financial Group, Inc.	459	43,113
PT Bank Negara Indonesia (Persero) Tbk	125,000	33,438
Saudi Awwal Bank	5,289	50,314
Sberbank of Russia PJSC (u)	11,152	0
		$703,655
Pharmaceuticals – 0.5%
Sun Pharmaceutical Industries Ltd.	1,184	$20,534
Precious Metals & Minerals – 1.1%
Gold Fields Ltd., ADR	1,031	$51,674
3

MFS Emerging Markets Equity Research Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 2.7%
Alibaba Group Holding Ltd., ADR	469	$79,523
PDD Holdings, Inc., ADR (a)	438	44,260
		$123,783
Telecom Services – 1.0%
Hellenic Telecommunications Organization S.A.	1	$19
PT Telekom Indonesia	211,500	45,362
		$45,381
Tobacco – 0.8%
ITC Ltd.	10,279	$35,998
Total Common Stocks (Identified Cost, $3,251,460)		$4,361,349
Preferred Stocks – 4.0%
Computer Software - Systems – 4.0%
Samsung Electronics Co. Ltd.	2,203	$179,681
Consumer Services – 0.0%
Localiza Rent a Car S.A. (a)	120	$1,064
Total Preferred Stocks (Identified Cost, $159,034)		$180,745
Mutual Funds (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 3.73% (v) (Identified Cost, $55,945)	55,934	$55,945
Other Assets, Less Liabilities – (0.9)%		(39,030)
Net Assets – 100.0%		$4,559,009

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $55,945 and
$4,542,094, respectively.

(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
4

MFS Emerging Markets Equity Research Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 1/31/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $3,410,494)	$4,542,094
Investments in affiliated issuers, at value (identified cost, $55,945)	55,945
Receivables for
Dividends	9,104
Receivable from investment adviser	19,849
Other assets	93
Total assets	$4,627,085
Liabilities
Payable to affiliates
Administrative services fee	$144
Shareholder servicing costs	166
Distribution and service fees	32
Payable for independent Trustees' compensation	512
Deferred foreign capital gains tax expense payable	13,570
Payable for audit and tax fees	45,102
Accrued expenses and other liabilities	8,550
Total liabilities	$68,076
Net assets	$4,559,009
Net assets consist of
Paid-in capital	$3,954,544
Total distributable earnings (loss)	604,465
Net assets	$4,559,009
Shares of beneficial interest outstanding	416,161

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$454,405	41,533	$10.94
Class C	136,401	12,600	10.83
Class I	134,734	12,299	10.95
Class R1	78,733	7,271	10.83
Class R2	80,540	7,377	10.92
Class R3	81,460	7,446	10.94
Class R4	82,388	7,517	10.96
Class R6	3,510,348	320,118	10.97

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.61 [100 / 94.25 x $10.94]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
5

MFS Emerging Markets Equity Research Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 1/31/26 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$42,718
Dividends from affiliated issuers	1,041
Other	363
Foreign taxes withheld	(4,855)
Total investment income	$39,267
Expenses
Management fee	$19,005
Distribution and service fees	1,586
Shareholder servicing costs	758
Administrative services fee	8,823
Independent Trustees' compensation	1,512
Custodian fee	16,210
Shareholder communications	3,936
Audit and tax fees	45,792
Legal fees	14
Registration fees	96,206
Miscellaneous	16,407
Total expenses	$210,249
Fees paid indirectly	(4)
Reduction of expenses by investment adviser	(188,812)
Net expenses	$21,433
Net investment income (loss)	$17,834
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $2,961 foreign capital gains tax)	$183,051
Affiliated issuers	(22)
Foreign currency	(1,800)
Net realized gain (loss)	$181,229
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $3,311 decrease in deferred foreign capital gains tax)	$586,079
Translation of assets and liabilities in foreign currencies	193
Net unrealized gain (loss)	$586,272
Net realized and unrealized gain (loss)	$767,501
Change in net assets from operations	$785,335
See Notes to Financial Statements
6

MFS Emerging Markets Equity Research Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25
Change in net assets
From operations
Net investment income (loss)	$17,834	$63,236
Net realized gain (loss)	181,229	(97,907)
Net unrealized gain (loss)	586,272	514,030
Change in net assets from operations	$785,335	$479,359
Total distributions to shareholders	$(75,025)	$(43,350)
Change in net assets from fund share transactions	$272,706	$39,870
Total change in net assets	$983,016	$475,879
Net assets
At beginning of period	3,575,993	3,100,114
At end of period	$4,559,009	$3,575,993
See Notes to Financial Statements
7

MFS Emerging Markets Equity Research Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$9.16	$8.05	$8.00	$7.32	$9.22	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.15	$0.15	$0.18	$0.08	$0.04
Net realized and unrealized gain (loss)	1.92	1.07	0.11	0.57	(1.93)	(0.82)
Total from investment operations	$1.96	$1.22	$0.26	$0.75	$(1.85)	$(0.78)
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.11)	$(0.21)	$(0.07)	$(0.02)	$—
From net realized gain	—	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.18)	$(0.11)	$(0.21)	$(0.07)	$(0.05)	$—
Net asset value, end of period (x)	$10.94	$9.16	$8.05	$8.00	$7.32	$9.22
Total return (%) (r)(s)(t)(x)	21.58 (n)	15.31	3.44	10.29	(20.10)	(7.80)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	11.02 (a)	10.08	11.99	11.53	9.91	9.75 (a)
Expenses after expense reductions (f)	1.24 (a)	1.25	1.25	1.25	1.25	1.25 (a)
Net investment income (loss)	0.70 (a)	1.80	1.93	2.48	0.95	0.97 (a)
Portfolio turnover rate	28 (n)	34	33	59	39	17 (n)
Net assets at end of period (000 omitted)	$454	$221	$184	$158	$135	$166

See Notes to Financial Statements
8

MFS Emerging Markets Equity Research Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$9.05	$7.98	$7.92	$7.26	$9.19	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$0.12	$0.08	$0.12	$0.02	$0.01
Net realized and unrealized gain (loss)	1.90	1.02	0.12	0.56	(1.92)	(0.82)
Total from investment operations	$1.90	$1.14	$0.20	$0.68	$(1.90)	$(0.81)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.07)	$(0.14)	$(0.02)	$—	$—
From net realized gain	—	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.12)	$(0.07)	$(0.14)	$(0.02)	$(0.03)	$—
Net asset value, end of period (x)	$10.83	$9.05	$7.98	$7.92	$7.26	$9.19
Total return (%) (r)(s)(t)(x)	21.11 (n)	14.46	2.71	9.41	(20.70)	(8.10)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	11.48 (a)	10.55	12.92	12.22	10.69	10.51 (a)
Expenses after expense reductions (f)	2.00 (a)	1.99	2.00	2.00	2.00	2.00 (a)
Net investment income (loss)	(0.03)(a)	1.41	1.12	1.72	0.22	0.20 (a)
Portfolio turnover rate	28 (n)	34	33	59	39	17 (n)
Net assets at end of period (000 omitted)	$136	$103	$53	$52	$43	$47

Class I	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$9.18	$8.06	$8.00	$7.32	$9.23	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.17	$0.17	$0.20	$0.10	$0.05
Net realized and unrealized gain (loss)	1.91	1.07	0.11	0.56	(1.94)	(0.82)
Total from investment operations	$1.96	$1.24	$0.28	$0.76	$(1.84)	$(0.77)
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.12)	$(0.22)	$(0.08)	$(0.04)	$—
From net realized gain	—	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.19)	$(0.12)	$(0.22)	$(0.08)	$(0.07)	$—
Net asset value, end of period (x)	$10.95	$9.18	$8.06	$8.00	$7.32	$9.23
Total return (%) (r)(s)(t)(x)	21.62 (n)	15.57	3.82	10.58	(20.02)	(7.70)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	10.34 (a)	9.87	11.59	11.11	9.83	9.51 (a)
Expenses after expense reductions (f)	1.00 (a)	1.00	1.00	1.00	1.00	1.00 (a)
Net investment income (loss)	0.97 (a)	2.01	2.21	2.71	1.22	1.20 (a)
Portfolio turnover rate	28 (n)	34	33	59	39	17 (n)
Net assets at end of period (000 omitted)	$135	$119	$128	$101	$48	$47

See Notes to Financial Statements
9

MFS Emerging Markets Equity Research Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$9.04	$7.97	$7.92	$7.26	$9.19	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$0.08	$0.08	$0.12	$0.02	$0.01
Net realized and unrealized gain (loss)	1.89	1.06	0.12	0.56	(1.92)	(0.82)
Total from investment operations	$1.89	$1.14	$0.20	$0.68	$(1.90)	$(0.81)
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.07)	$(0.15)	$(0.02)	$—	$—
From net realized gain	—	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.10)	$(0.07)	$(0.15)	$(0.02)	$(0.03)	$—
Net asset value, end of period (x)	$10.83	$9.04	$7.97	$7.92	$7.26	$9.19
Total return (%) (r)(s)(t)(x)	21.08 (n)	14.44	2.73	9.43	(20.70)	(8.10)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	11.39 (a)	10.84	12.89	12.32	10.66	10.51 (a)
Expenses after expense reductions (f)	1.99 (a)	2.00	2.00	2.00	2.00	2.00 (a)
Net investment income (loss)	(0.03)(a)	1.01	1.13	1.70	0.19	0.21 (a)
Portfolio turnover rate	28 (n)	34	33	59	39	17 (n)
Net assets at end of period (000 omitted)	$79	$65	$60	$55	$36	$46

Class R2	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$9.13	$8.03	$7.98	$7.31	$9.21	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.13	$0.12	$0.16	$0.06	$0.03
Net realized and unrealized gain (loss)	1.92	1.06	0.12	0.56	(1.93)	(0.82)
Total from investment operations	$1.94	$1.19	$0.24	$0.72	$(1.87)	$(0.79)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.09)	$(0.19)	$(0.05)	$(0.00)(w)	$—
From net realized gain	—	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.15)	$(0.09)	$(0.19)	$(0.05)	$(0.03)	$—
Net asset value, end of period (x)	$10.92	$9.13	$8.03	$7.98	$7.31	$9.21
Total return (%) (r)(s)(t)(x)	21.41 (n)	15.06	3.19	9.98	(20.31)	(7.90)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	10.89 (a)	10.34	12.38	11.82	10.16	10.01 (a)
Expenses after expense reductions (f)	1.49 (a)	1.50	1.50	1.50	1.50	1.50 (a)
Net investment income (loss)	0.47 (a)	1.53	1.63	2.20	0.69	0.70 (a)
Portfolio turnover rate	28 (n)	34	33	59	39	17 (n)
Net assets at end of period (000 omitted)	$81	$66	$58	$56	$37	$46

See Notes to Financial Statements
10

MFS Emerging Markets Equity Research Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$9.16	$8.05	$7.99	$7.32	$9.22	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.15	$0.14	$0.18	$0.08	$0.04
Net realized and unrealized gain (loss)	1.91	1.07	0.13	0.56	(1.93)	(0.82)
Total from investment operations	$1.95	$1.22	$0.27	$0.74	$(1.85)	$(0.78)
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.11)	$(0.21)	$(0.07)	$(0.02)	$—
From net realized gain	—	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.17)	$(0.11)	$(0.21)	$(0.07)	$(0.05)	$—
Net asset value, end of period (x)	$10.94	$9.16	$8.05	$7.99	$7.32	$9.22
Total return (%) (r)(s)(t)(x)	21.50 (n)	15.31	3.57	10.20	(20.11)	(7.80)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	10.64 (a)	10.09	12.13	11.57	9.91	9.76 (a)
Expenses after expense reductions (f)	1.25 (a)	1.25	1.25	1.25	1.25	1.25 (a)
Net investment income (loss)	0.72 (a)	1.78	1.88	2.45	0.94	0.95 (a)
Portfolio turnover rate	28 (n)	34	33	59	39	17 (n)
Net assets at end of period (000 omitted)	$81	$67	$58	$56	$37	$46

Class R4	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$9.18	$8.06	$8.01	$7.33	$9.23	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.17	$0.16	$0.20	$0.10	$0.05
Net realized and unrealized gain (loss)	1.92	1.07	0.11	0.56	(1.93)	(0.82)
Total from investment operations	$1.97	$1.24	$0.27	$0.76	$(1.83)	$(0.77)
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.12)	$(0.22)	$(0.08)	$(0.04)	$—
From net realized gain	—	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.19)	$(0.12)	$(0.22)	$(0.08)	$(0.07)	$—
Net asset value, end of period (x)	$10.96	$9.18	$8.06	$8.01	$7.33	$9.23
Total return (%) (r)(s)(t)(x)	21.73 (n)	15.57	3.69	10.57	(19.91)	(7.70)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	10.39 (a)	9.84	11.88	11.32	9.66	9.51 (a)
Expenses after expense reductions (f)	1.00 (a)	1.00	1.00	1.00	1.00	1.00 (a)
Net investment income (loss)	0.97 (a)	2.03	2.13	2.71	1.19	1.19 (a)
Portfolio turnover rate	28 (n)	34	33	59	39	17 (n)
Net assets at end of period (000 omitted)	$82	$68	$59	$56	$37	$46

See Notes to Financial Statements
11

MFS Emerging Markets Equity Research Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$9.19	$8.07	$8.01	$7.33	$9.23	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.17	$0.16	$0.20	$0.10	$0.05
Net realized and unrealized gain (loss)	1.92	1.07	0.12	0.56	(1.93)	(0.82)
Total from investment operations	$1.97	$1.24	$0.28	$0.76	$(1.83)	$(0.77)
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.12)	$(0.22)	$(0.08)	$(0.04)	$—
From net realized gain	—	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.19)	$(0.12)	$(0.22)	$(0.08)	$(0.07)	$—
Net asset value, end of period (x)	$10.97	$9.19	$8.07	$8.01	$7.33	$9.23
Total return (%) (r)(s)(t)(x)	21.71 (n)	15.56	3.83	10.58	(19.91)	(7.70)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	10.39 (a)	9.83	11.87	11.32	9.57	9.50 (a)
Expenses after expense reductions (f)	0.99 (a)	0.99	0.99	0.99	0.99	0.99 (a)
Net investment income (loss)	0.97 (a)	2.03	2.15	2.73	1.19	1.20 (a)
Portfolio turnover rate	28 (n)	34	33	59	39	17 (n)
Net assets at end of period (000 omitted)	$3,510	$2,868	$2,501	$2,303	$2,083	$1,615

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, February 23, 2021, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
12

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Emerging Markets Equity Research Fund (the fund) is a diversified series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
13

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$1,108,506	$—	$—	$1,108,506
Taiwan	1,039,111	—	—	1,039,111
South Korea	559,947	—	—	559,947
India	547,477	—	—	547,477
Brazil	360,244	—	—	360,244
Mexico	151,244	—	—	151,244
Hong Kong	138,803	—	—	138,803
Indonesia	122,100	—	—	122,100
United Arab Emirates	107,004	—	—	107,004
Other Countries	407,658	—	0	407,658
Investment Companies	55,945	—	—	55,945
Total	$4,598,039	$—	$0	$4,598,039
For further information regarding security characteristics, see the Portfolio of Investments. At January 31, 2026, the fund held one level 3 security valued at $0, which was also held and valued at $0 at July 31, 2025.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
14

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended January 31, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 7/31/25
Ordinary income (including any short-term capital gains)	$43,350
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 1/31/26
Cost of investments	$3,582,257
Gross appreciation	1,200,994
Gross depreciation	(185,212)
Net unrealized appreciation (depreciation)	$1,015,782
As of 7/31/25
Undistributed ordinary income	62,052
Capital loss carryforwards	(582,796)
Other temporary differences	(18,115)
Net unrealized appreciation (depreciation)	433,014
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
15

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements (unaudited) - continued
As of July 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(89,252)
Long-Term	(493,544)
Total	$(582,796)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 1/31/26	Year ended 7/31/25
Class A	$6,144	$2,428
Class C	1,452	483
Class I	2,327	1,505
Class R1	746	499
Class R2	1,074	677
Class R3	1,245	760
Class R4	1,420	846
Class R6	60,617	36,152
Total	$75,025	$43,350
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.95%
In excess of $1 billion and up to $2.5 billion	0.90%
In excess of $2.5 billion and up to $5 billion	0.85%
In excess of $5 billion	0.825%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until November 30, 2026. For the six months ended January 31, 2026, this management fee reduction amounted to $274, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2026 was equivalent to an annual effective rate of 0.94% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R1	R2	R3	R4	R6
1.31%	2.06%	1.06%	2.06%	1.56%	1.31%	1.06%	0.99%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2026. For the six months ended January 31, 2026, this reduction amounted to $188,538, which is included in the reduction of total expenses in the Statement of Operations.
16

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements (unaudited) - continued
Distributor — The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD.  MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$361
Class C	0.75%	0.25%	1.00%	1.00%	592
Class R1	0.75%	0.25%	1.00%	1.00%	357
Class R2	0.25%	0.25%	0.50%	0.50%	183
Class R3	—	0.25%	0.25%	0.25%	93
Total Distribution and Service Fees					$1,586
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2026 based on each class's average daily net assets.   MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended January 31, 2026.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the six months ended January 31, 2026.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended January 31, 2026, the fee was $445, which equated to 0.0222% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended January 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $313.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended January 31, 2026 was equivalent to an annual effective rate of 0.4407% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At January 31, 2026, MFS held approximately 51% and 96% of the outstanding shares of Class C and Class R6, respectively, and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4.
17

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements (unaudited) - continued
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended January 31, 2026, this reimbursement amounted to $363, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended January 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $1,285,727 and $1,116,205, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 1/31/26		Year ended 7/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	19,386	$200,430	1,010	$8,530
Class C	1,057	10,600	4,790	39,094
Class I	—	—	20	164
Class R1	—	—	12	105
Class R6	3,602	37,228	1,388	11,456
	24,045	$248,258	7,220	$59,349
Shares issued to shareholders in reinvestment of distributions
Class A	625	$6,144	308	$2,428
Class C	149	1,452	62	483
Class I	236	2,327	190	1,505
Class R1	77	746	64	499
Class R2	110	1,074	86	677
Class R3	126	1,245	96	760
Class R4	145	1,420	107	846
Class R6	6,154	60,617	4,576	36,152
	7,622	$75,025	5,489	$43,350
Shares reacquired
Class A	(2,555)	$(24,199)	(33)	$(257)
Class C	(4)	(43)	(81)	(651)
Class I	(858)	(8,782)	(3,190)	(25,488)
Class R1	—	—	(395)	(3,423)
Class R6	(1,723)	(17,553)	(4,024)	(33,010)
	(5,140)	$(50,577)	(7,723)	$(62,829)
Net change
Class A	17,456	$182,375	1,285	$10,701
Class C	1,202	12,009	4,771	38,926
Class I	(622)	(6,455)	(2,980)	(23,819)
Class R1	77	746	(319)	(2,819)
Class R2	110	1,074	86	677
Class R3	126	1,245	96	760
Class R4	145	1,420	107	846
Class R6	8,033	80,292	1,940	14,598
	26,527	$272,706	4,986	$39,870
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
18

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended January 31, 2026, the fund’s commitment fee and interest expense were $7 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended January 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$49,380	$859,494	$852,907	$(22)	$—	$55,945

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,041	$—
(8) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.
19

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Equity Research Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Equity Research Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Emerging Markets Equity Research Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
20

MFS Equity Income Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Equity Income Fund
Portfolio of Investments − 1/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 95.8%
Aerospace & Defense – 2.6%
BWX Technologies, Inc.	17,369	$3,568,114
General Dynamics Corp.	10,160	3,567,074
General Electric Co.	23,614	7,244,539
Leidos Holdings, Inc.	24,735	4,657,106
		$19,036,833
Alcoholic Beverages – 0.8%
Ambev S.A., ADR (l)	1,974,693	$5,489,647
Biotechnology – 1.5%
Gilead Sciences, Inc.	77,195	$10,957,830
Broadcasting – 1.7%
Omnicom Group, Inc.	99,834	$7,691,211
TKO Group Holdings, Inc.	24,470	4,957,133
		$12,648,344
Brokerage & Asset Managers – 2.6%
Citigroup, Inc.	124,193	$14,370,372
Interactive Brokers Group, Inc.	60,637	4,540,499
		$18,910,871
Business Services – 0.7%
Cognizant Technology Solutions Corp., “A”	60,866	$4,994,664
Chemicals – 0.4%
Eastman Chemical Co.	37,742	$2,616,275
Computer Software – 2.1%
Microsoft Corp.	30,794	$13,250,350
Salesforce, Inc.	10,596	2,249,425
		$15,499,775
Computer Software - Systems – 1.9%
Arista Networks, Inc. (a)	36,923	$5,233,466
Seagate Technology Holdings PLC	21,474	8,754,735
		$13,988,201
Construction – 1.3%
Masco Corp.	149,319	$9,868,493
Consumer Products – 1.6%
Colgate-Palmolive Co.	53,047	$4,789,613
Kimberly-Clark Corp.	71,930	7,192,281
		$11,981,894
EQIFS-SEM

MFS Equity Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 1.4%
Amphenol Corp., “A”	20,305	$2,925,544
Eaton Corp. PLC	20,283	7,127,852
		$10,053,396
Electronics – 4.8%
Broadcom, Inc.	16,829	$5,575,448
KLA Corp.	2,334	3,332,812
Lam Research Corp.	72,608	16,951,063
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	27,207	8,993,546
		$34,852,869
Energy - Independent – 2.2%
EOG Resources, Inc.	37,587	$4,214,630
Phillips 66	67,205	9,647,950
Valero Energy Corp.	11,931	2,164,641
		$16,027,221
Energy - Integrated – 3.2%
Cenovus Energy, Inc.	200,954	$3,965,508
Chevron Corp.	13,514	2,390,627
Eni S.p.A.	327,008	6,677,121
Exxon Mobil Corp.	25,555	3,613,477
Petroleo Brasileiro S.A., ADR	166,014	2,546,655
TotalEnergies SE	57,655	4,179,072
		$23,372,460
Energy - Renewables – 0.4%
AES Corp.	176,082	$2,579,601
Engineering - Construction – 0.4%
Jacobs Solutions, Inc.	22,769	$3,079,735
Food & Beverages – 1.0%
General Mills, Inc.	72,836	$3,369,393
PepsiCo, Inc.	26,219	4,028,025
		$7,397,418
Food & Drug Stores – 0.4%
Albertsons Cos., Inc., “A”	188,619	$3,140,506
Health Maintenance Organizations – 2.2%
Cigna Group	45,682	$12,521,893
Humana, Inc.	18,852	3,679,910
		$16,201,803
Insurance – 6.6%
Ameriprise Financial, Inc.	22,610	$11,919,766
Equitable Holdings, Inc.	242,116	11,234,182
Hartford Insurance Group, Inc.	24,504	3,309,510
Lincoln National Corp.	257,342	10,708,001
Voya Financial, Inc.	147,634	11,317,623
		$48,489,082

MFS Equity Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Interactive Media Services – 3.3%
Alphabet, Inc., “A”	47,295	$15,985,710
Meta Platforms, Inc., “A”	11,189	8,016,919
		$24,002,629
Leisure & Toys – 1.5%
Brunswick Corp.	84,914	$6,811,801
Polaris, Inc.	70,612	4,507,870
		$11,319,671
Machinery & Tools – 5.9%
AGCO Corp.	128,835	$14,611,177
Caterpillar, Inc.	11,811	7,764,079
Finning International, Inc.	186,180	11,675,475
Trane Technologies PLC	22,014	9,258,648
		$43,309,379
Major Banks – 6.5%
Bank of America Corp.	231,172	$12,298,350
BNP Paribas S.A.	87,780	9,489,359
Goldman Sachs Group, Inc.	13,520	12,646,743
JPMorgan Chase & Co.	10,561	3,230,504
PNC Financial Services Group, Inc.	21,596	4,822,387
Wells Fargo & Co.	60,251	5,452,113
		$47,939,456
Medical & Health Technology & Services – 1.1%
McKesson Corp.	9,771	$8,121,753
Medical Equipment – 1.6%
Medtronic PLC	112,594	$11,592,678
Metals & Mining – 1.7%
Rio Tinto PLC	134,701	$12,419,357
Natural Gas - Pipeline – 0.5%
Enbridge, Inc.	74,899	$3,656,253
Network & Telecom – 1.0%
Qualcomm, Inc.	47,573	$7,211,591
Oil Services – 1.8%
TechnipFMC PLC	235,580	$13,126,518
Other Banks & Diversified Financials – 8.1%
American Express Co.	31,706	$11,165,902
Banc of California, Inc.	322,642	6,446,387
Columbia Banking System, Inc.	137,515	4,048,442
Mastercard, Inc., “A”	11,010	5,932,078
Northern Trust Corp.	103,585	15,478,707
Popular, Inc.	119,542	15,962,443
		$59,033,959

MFS Equity Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 6.3%
Bristol-Myers Squibb Co.	117,510	$6,468,925
GSK PLC	257,704	6,617,090
Johnson & Johnson	80,160	18,216,360
Pfizer, Inc.	568,381	15,027,994
		$46,330,369
Railroad & Shipping – 0.3%
Union Pacific Corp.	10,834	$2,547,073
Real Estate – 2.8%
Essential Properties Realty Trust, REIT	197,362	$5,991,910
W.P. Carey, Inc., REIT	203,006	14,159,669
		$20,151,579
Real Estate - Office – 1.8%
Cousins Properties, Inc., REIT	266,677	$6,730,928
Highwoods Properties, Inc., REIT	250,440	6,473,874
		$13,204,802
Restaurants – 1.0%
Aramark	197,798	$7,613,245
Specialty Stores – 4.3%
Amazon.com, Inc. (a)	51,510	$12,326,343
Home Depot, Inc.	29,660	11,110,340
Target Corp.	40,390	4,259,933
TJX Cos., Inc.	25,364	3,799,781
		$31,496,397
Tobacco – 2.7%
Altria Group, Inc.	83,333	$5,165,813
British American Tobacco PLC	160,069	9,584,773
Philip Morris International, Inc.	25,921	4,651,264
		$19,401,850
Trucking – 0.3%
J.B. Hunt Transport Services, Inc.	10,940	$2,217,757
Utilities - Electric Power – 3.5%
Duke Energy Corp.	35,284	$4,281,713
Edison International	92,873	5,784,131
Portland General Electric Co.	311,303	15,642,976
		$25,708,820
Total Common Stocks (Identified Cost, $546,194,488)		$701,592,054
Convertible Preferred Stocks – 2.8%
Aerospace & Defense – 0.6%
Boeing Co., 6%, 10/15/2027	59,884	$4,474,532

MFS Equity Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – continued
Utilities - Electric Power – 2.2%
NextEra Energy, Inc., 7.234%, 11/01/2027 (l)	181,893	$9,291,094
PG&E Corp., 6%, 12/01/2027	175,957	7,031,242
		$16,322,336
Total Convertible Preferred Stocks (Identified Cost, $19,186,733)		$20,796,868
Preferred Stocks – 0.4%
Metals & Mining – 0.4%
Gerdau S.A. (Identified Cost, $2,157,230)	587,816	$2,504,173
Convertible Bonds – 0.2%
Utilities - Electric Power – 0.2%
PG&E Corp., 4.25%, 12/01/2027 (Identified Cost, $1,678,000)	$1,678,000	$1,704,009
Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 3.73% (v) (Identified Cost, $4,584,491)	4,583,998	$4,584,915
Collateral for Securities Loaned – 1.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.64% (j) (Identified Cost, $8,585,175)	8,585,175	$8,585,175
Other Assets, Less Liabilities – (1.0)%		(7,240,470)
Net Assets – 100.0%		$732,526,724

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,584,915 and
$735,182,279, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements

MFS Equity Income Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 1/31/26 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $8,061,604 of securities on loan (identified cost, $577,801,626)	$735,182,279
Investments in affiliated issuers, at value (identified cost, $4,584,491)	4,584,915
Receivables for
Fund shares sold	697,407
Interest and dividends	1,462,989
Other assets	1,814
Total assets	$741,929,404
Liabilities
Payable to custodian	$668
Payables for
Fund shares reacquired	534,458
Collateral for securities loaned, at value	8,585,175
Payable to affiliates
Investment adviser	20,363
Administrative services fee	901
Shareholder servicing costs	149,048
Distribution and service fees	10,287
Payable for independent Trustees' compensation	2,481
Accrued expenses and other liabilities	99,299
Total liabilities	$9,402,680
Net assets	$732,526,724
Net assets consist of
Paid-in capital	$550,832,341
Total distributable earnings (loss)	181,694,383
Net assets	$732,526,724
Shares of beneficial interest outstanding	31,830,238

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$426,230,080	18,552,616	$22.97
Class B	1,699,463	73,762	23.04
Class C	14,511,331	630,596	23.01
Class I	185,873,835	8,083,822	22.99
Class R1	1,050,541	45,541	23.07
Class R2	730,699	31,701	23.05
Class R3	2,741,843	119,044	23.03
Class R4	3,551,090	154,408	23.00
Class R6	96,137,842	4,138,748	23.23

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $24.37 [100 / 94.25 x $22.97]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

MFS Equity Income Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 1/31/26 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$9,721,354
Dividends from affiliated issuers	89,921
Interest	35,778
Other	18,220
Income on securities loaned	16,532
Foreign taxes withheld	(140,020)
Total investment income	$9,741,785
Expenses
Management fee	$1,731,230
Distribution and service fees	599,250
Shareholder servicing costs	277,702
Administrative services fee	49,571
Independent Trustees' compensation	7,807
Custodian fee	25,460
Shareholder communications	16,939
Audit and tax fees	34,828
Legal fees	1,638
Miscellaneous	101,496
Total expenses	$2,845,921
Reduction of expenses by investment adviser and distributor	(108,383)
Net expenses	$2,737,538
Net investment income (loss)	$7,004,247
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$42,642,996
Affiliated issuers	1,030
Foreign currency	(8,401)
Net realized gain (loss)	$42,635,625
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$37,177,379
Affiliated issuers	424
Translation of assets and liabilities in foreign currencies	19,777
Net unrealized gain (loss)	$37,197,580
Net realized and unrealized gain (loss)	$79,833,205
Change in net assets from operations	$86,837,452
See Notes to Financial Statements

MFS Equity Income Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25
Change in net assets
From operations
Net investment income (loss)	$7,004,247	$12,312,415
Net realized gain (loss)	42,635,625	55,237,536
Net unrealized gain (loss)	37,197,580	(19,121,713)
Change in net assets from operations	$86,837,452	$48,428,238
Total distributions to shareholders	$(72,827,441)	$(35,796,716)
Change in net assets from fund share transactions	$66,159,256	$62,450,421
Total change in net assets	$80,169,267	$75,081,943
Net assets
At beginning of period	652,357,457	577,275,514
At end of period	$732,526,724	$652,357,457
See Notes to Financial Statements

MFS Equity Income Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$22.58	$22.21	$19.54	$18.56	$20.45	$15.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.42	$0.38	$0.39	$0.34	$0.33
Net realized and unrealized gain (loss)	2.66	1.25	3.08	1.67	(0.60)	5.42
Total from investment operations	$2.89	$1.67	$3.46	$2.06	$(0.26)	$5.75
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.45)	$(0.36)	$(0.33)	$(0.31)	$(0.30)
From net realized gain	(2.21)	(0.85)	(0.43)	(0.75)	(1.32)	(0.29)
Total distributions declared to shareholders	$(2.50)	$(1.30)	$(0.79)	$(1.08)	$(1.63)	$(0.59)
Net asset value, end of period (x)	$22.97	$22.58	$22.21	$19.54	$18.56	$20.45
Total return (%) (r)(s)(t)(x)	13.23 (n)	7.85	18.28	11.69	(1.60)	38.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.91 (a)	0.92	0.95	0.96	0.97	0.99
Expenses after expense reductions	0.88 (a)	0.88	0.87	0.88	0.88	0.88
Net investment income (loss)	1.93 (a)	1.95	1.89	2.13	1.72	1.81
Portfolio turnover rate	31 (n)	40	45	42	42	43
Net assets at end of period (000 omitted)	$426,230	$385,946	$356,473	$283,793	$233,755	$200,391

See Notes to Financial Statements

MFS Equity Income Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$22.63	$22.24	$19.56	$18.57	$20.45	$15.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.26	$0.23	$0.25	$0.19	$0.19
Net realized and unrealized gain (loss)	2.67	1.25	3.08	1.67	(0.59)	5.42
Total from investment operations	$2.81	$1.51	$3.31	$1.92	$(0.40)	$5.61
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.27)	$(0.20)	$(0.18)	$(0.16)	$(0.16)
From net realized gain	(2.21)	(0.85)	(0.43)	(0.75)	(1.32)	(0.29)
Total distributions declared to shareholders	$(2.40)	$(1.12)	$(0.63)	$(0.93)	$(1.48)	$(0.45)
Net asset value, end of period (x)	$23.04	$22.63	$22.24	$19.56	$18.57	$20.45
Total return (%) (r)(s)(t)(x)	12.82 (n)	7.04	17.37	10.87	(2.32)	37.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.66 (a)	1.67	1.69	1.71	1.72	1.74
Expenses after expense reductions	1.63 (a)	1.63	1.62	1.63	1.63	1.63
Net investment income (loss)	1.19 (a)	1.20	1.16	1.38	0.97	1.07
Portfolio turnover rate	31 (n)	40	45	42	42	43
Net assets at end of period (000 omitted)	$1,699	$1,728	$2,640	$3,326	$3,307	$3,911

Class C	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$22.60	$22.23	$19.56	$18.56	$20.45	$15.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.26	$0.23	$0.25	$0.19	$0.19
Net realized and unrealized gain (loss)	2.67	1.24	3.08	1.68	(0.60)	5.42
Total from investment operations	$2.81	$1.50	$3.31	$1.93	$(0.41)	$5.61
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.28)	$(0.21)	$(0.18)	$(0.16)	$(0.16)
From net realized gain	(2.21)	(0.85)	(0.43)	(0.75)	(1.32)	(0.29)
Total distributions declared to shareholders	$(2.40)	$(1.13)	$(0.64)	$(0.93)	$(1.48)	$(0.45)
Net asset value, end of period (x)	$23.01	$22.60	$22.23	$19.56	$18.56	$20.45
Total return (%) (r)(s)(t)(x)	12.84 (n)	7.02	17.36	10.92	(2.37)	37.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.66 (a)	1.67	1.70	1.71	1.71	1.74
Expenses after expense reductions	1.63 (a)	1.63	1.62	1.63	1.63	1.63
Net investment income (loss)	1.19 (a)	1.20	1.14	1.39	0.97	1.07
Portfolio turnover rate	31 (n)	40	45	42	42	43
Net assets at end of period (000 omitted)	$14,511	$14,073	$14,766	$14,066	$14,440	$16,922

See Notes to Financial Statements

MFS Equity Income Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$22.59	$22.22	$19.56	$18.57	$20.46	$15.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.48	$0.42	$0.44	$0.39	$0.37
Net realized and unrealized gain (loss)	2.68	1.25	3.08	1.67	(0.60)	5.43
Total from investment operations	$2.93	$1.73	$3.50	$2.11	$(0.21)	$5.80
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.51)	$(0.41)	$(0.37)	$(0.36)	$(0.35)
From net realized gain	(2.21)	(0.85)	(0.43)	(0.75)	(1.32)	(0.29)
Total distributions declared to shareholders	$(2.53)	$(1.36)	$(0.84)	$(1.12)	$(1.68)	$(0.64)
Net asset value, end of period (x)	$22.99	$22.59	$22.22	$19.56	$18.57	$20.46
Total return (%) (r)(s)(t)(x)	13.42 (n)	8.11	18.50	12.02	(1.36)	38.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.66 (a)	0.67	0.70	0.71	0.72	0.73
Expenses after expense reductions	0.63 (a)	0.63	0.62	0.63	0.63	0.63
Net investment income (loss)	2.19 (a)	2.20	2.10	2.40	1.97	2.05
Portfolio turnover rate	31 (n)	40	45	42	42	43
Net assets at end of period (000 omitted)	$185,874	$162,086	$121,635	$59,721	$52,365	$40,722

Class R1	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$22.65	$22.27	$19.60	$18.62	$20.54	$15.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.26	$0.23	$0.25	$0.18	$0.19
Net realized and unrealized gain (loss)	2.68	1.25	3.08	1.68	(0.58)	5.45
Total from investment operations	$2.82	$1.51	$3.31	$1.93	$(0.40)	$5.64
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.28)	$(0.21)	$(0.20)	$(0.20)	$(0.17)
From net realized gain	(2.21)	(0.85)	(0.43)	(0.75)	(1.32)	(0.29)
Total distributions declared to shareholders	$(2.40)	$(1.13)	$(0.64)	$(0.95)	$(1.52)	$(0.46)
Net asset value, end of period (x)	$23.07	$22.65	$22.27	$19.60	$18.62	$20.54
Total return (%) (r)(s)(t)(x)	12.87 (n)	7.03	17.35	10.85	(2.32)	37.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.66 (a)	1.67	1.70	1.71	1.73	1.73
Expenses after expense reductions	1.63 (a)	1.63	1.62	1.63	1.63	1.63
Net investment income (loss)	1.18 (a)	1.21	1.14	1.37	0.93	1.06
Portfolio turnover rate	31 (n)	40	45	42	42	43
Net assets at end of period (000 omitted)	$1,051	$954	$1,250	$1,023	$740	$177

See Notes to Financial Statements

MFS Equity Income Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$22.64	$22.27	$19.62	$18.62	$20.51	$15.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.37	$0.32	$0.35	$0.29	$0.28
Net realized and unrealized gain (loss)	2.68	1.25	3.09	1.68	(0.60)	5.43
Total from investment operations	$2.88	$1.62	$3.41	$2.03	$(0.31)	$5.71
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.40)	$(0.33)	$(0.28)	$(0.26)	$(0.25)
From net realized gain	(2.21)	(0.85)	(0.43)	(0.75)	(1.32)	(0.29)
Total distributions declared to shareholders	$(2.47)	$(1.25)	$(0.76)	$(1.03)	$(1.58)	$(0.54)
Net asset value, end of period (x)	$23.05	$22.64	$22.27	$19.62	$18.62	$20.51
Total return (%) (r)(s)(t)(x)	13.14 (n)	7.57	17.90	11.49	(1.89)	37.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.16 (a)	1.17	1.20	1.21	1.21	1.24
Expenses after expense reductions	1.13 (a)	1.13	1.12	1.13	1.13	1.13
Net investment income (loss)	1.68 (a)	1.70	1.58	1.89	1.45	1.57
Portfolio turnover rate	31 (n)	40	45	42	42	43
Net assets at end of period (000 omitted)	$731	$623	$485	$189	$128	$242

Class R3	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$22.63	$22.25	$19.58	$18.59	$20.48	$15.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.42	$0.38	$0.38	$0.33	$0.33
Net realized and unrealized gain (loss)	2.67	1.26	3.08	1.68	(0.59)	5.43
Total from investment operations	$2.90	$1.68	$3.46	$2.06	$(0.26)	$5.76
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.45)	$(0.36)	$(0.32)	$(0.31)	$(0.31)
From net realized gain	(2.21)	(0.85)	(0.43)	(0.75)	(1.32)	(0.29)
Total distributions declared to shareholders	$(2.50)	$(1.30)	$(0.79)	$(1.07)	$(1.63)	$(0.60)
Net asset value, end of period (x)	$23.03	$22.63	$22.25	$19.58	$18.59	$20.48
Total return (%) (r)(s)(t)(x)	13.25 (n)	7.87	18.23	11.72	(1.61)	38.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.91 (a)	0.92	0.95	0.96	0.97	0.97
Expenses after expense reductions	0.88 (a)	0.88	0.87	0.88	0.88	0.87
Net investment income (loss)	1.93 (a)	1.95	1.89	2.05	1.73	1.74
Portfolio turnover rate	31 (n)	40	45	42	42	43
Net assets at end of period (000 omitted)	$2,742	$2,413	$2,662	$2,435	$1,918	$806

See Notes to Financial Statements

MFS Equity Income Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$22.60	$22.23	$19.56	$18.57	$20.47	$15.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.48	$0.43	$0.43	$0.30	$0.39
Net realized and unrealized gain (loss)	2.68	1.25	3.08	1.68	(0.52)	5.41
Total from investment operations	$2.93	$1.73	$3.51	$2.11	$(0.22)	$5.80
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.51)	$(0.41)	$(0.37)	$(0.36)	$(0.35)
From net realized gain	(2.21)	(0.85)	(0.43)	(0.75)	(1.32)	(0.29)
Total distributions declared to shareholders	$(2.53)	$(1.36)	$(0.84)	$(1.12)	$(1.68)	$(0.64)
Net asset value, end of period (x)	$23.00	$22.60	$22.23	$19.56	$18.57	$20.47
Total return (%) (r)(s)(t)(x)	13.42 (n)	8.11	18.55	12.02	(1.40)	38.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.66 (a)	0.67	0.70	0.71	0.73	0.72
Expenses after expense reductions	0.63 (a)	0.63	0.62	0.63	0.64	0.63
Net investment income (loss)	2.18 (a)	2.19	2.14	2.37	1.61	2.09
Portfolio turnover rate	31 (n)	40	45	42	42	43
Net assets at end of period (000 omitted)	$3,551	$3,076	$3,032	$2,510	$2,187	$424

Class R6	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$22.80	$22.42	$19.72	$18.72	$20.61	$15.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.50	$0.45	$0.45	$0.41	$0.39
Net realized and unrealized gain (loss)	2.70	1.25	3.11	1.68	(0.60)	5.46
Total from investment operations	$2.97	$1.75	$3.56	$2.13	$(0.19)	$5.85
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.52)	$(0.43)	$(0.38)	$(0.38)	$(0.36)
From net realized gain	(2.21)	(0.85)	(0.43)	(0.75)	(1.32)	(0.29)
Total distributions declared to shareholders	$(2.54)	$(1.37)	$(0.86)	$(1.13)	$(1.70)	$(0.65)
Net asset value, end of period (x)	$23.23	$22.80	$22.42	$19.72	$18.72	$20.61
Total return (%) (r)(s)(t)(x)	13.48 (n)	8.16	18.63	12.07	(1.28)	38.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.58 (a)	0.60	0.63	0.63	0.64	0.65
Expenses after expense reductions	0.55 (a)	0.55	0.55	0.55	0.55	0.55
Net investment income (loss)	2.26 (a)	2.28	2.20	2.46	2.05	2.14
Portfolio turnover rate	31 (n)	40	45	42	42	43
Net assets at end of period (000 omitted)	$96,138	$81,458	$74,333	$51,053	$39,184	$33,049

See Notes to Financial Statements

MFS Equity Income Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Equity Income Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Equity Income Fund (the fund) is a diversified series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be

MFS Equity Income Fund
Notes to Financial Statements (unaudited) - continued
valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$724,893,095	$—	$—	$724,893,095
U.S. Corporate Bonds	—	1,704,009	—	1,704,009
Investment Companies	13,170,090	—	—	13,170,090
Total	$738,063,185	$1,704,009	$—	$739,767,194
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the

MFS Equity Income Fund
Notes to Financial Statements (unaudited) - continued
extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $8,061,604.  The fair value of the fund's investment securities on loan and a related liability of $8,585,175 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and certain preferred stock treated as debt for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 7/31/25
Ordinary income (including any short-term capital gains)	$19,575,181
Long-term capital gains	16,221,535
Total distributions	$35,796,716
The federal tax cost and the tax basis components of distributable earnings were as follows:

MFS Equity Income Fund
Notes to Financial Statements (unaudited) - continued
As of 1/31/26
Cost of investments	$583,789,122
Gross appreciation	174,237,962
Gross depreciation	(18,259,890)
Net unrealized appreciation (depreciation)	$155,978,072
As of 7/31/25
Undistributed ordinary income	2,312,644
Undistributed long-term capital gain	47,692,666
Post-October capital loss deferral	(1,506,938)
Other temporary differences	14,742
Net unrealized appreciation (depreciation)	119,171,258
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 1/31/26	Year ended 7/31/25
Class A	$42,414,045	$21,199,414
Class B	169,395	116,470
Class C	1,416,355	721,253
Class I	18,242,516	8,497,523
Class R1	101,601	51,441
Class R2	69,215	28,032
Class R3	285,393	150,257
Class R4	350,253	193,289
Class R6	9,778,668	4,839,037
Total	$72,827,441	$35,796,716
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until November 30, 2026. For the six months ended January 31, 2026, this management fee reduction amounted to $47,496, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2026 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

MFS Equity Income Fund
Notes to Financial Statements (unaudited) - continued
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.55%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2026. For the six months ended January 31, 2026, this reduction amounted to $60,846, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $34,872 for the six months ended January 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$508,938
Class B	0.75%	0.25%	1.00%	1.00%	8,740
Class C	0.75%	0.25%	1.00%	1.00%	71,510
Class R1	0.75%	0.25%	1.00%	1.00%	5,035
Class R2	0.25%	0.25%	0.50%	0.50%	1,684
Class R3	—	0.25%	0.25%	0.25%	3,343
Total Distribution and Service Fees					$599,250
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2026 based on each class's average daily net assets.   MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended January 31, 2026, this rebate amounted to $41 for Class A  shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2026, were as follows:
Amount
Class A	$2,358
Class B	—
Class C	515
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended January 31, 2026, the fee was $31,396, which equated to 0.0091% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended January 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $246,306.

MFS Equity Income Fund
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended January 31, 2026 was equivalent to an annual effective rate of 0.0143% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	4	$86
8/19/2024	Redemption	Class B	3	75
8/19/2024	Redemption	Class C	3	69
8/19/2024	Redemption	Class I	3	74
8/19/2024	Redemption	Class R1	5,439	120,206
8/19/2024	Redemption	Class R3	2	53
8/19/2024	Redemption	Class R4	3	65
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended January 31, 2026, this reimbursement amounted to $18,220, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended January 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $213,352,852 and $215,035,407, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 1/31/26		Year ended 7/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,084,174	$25,017,789	2,948,824	$63,520,632
Class B	3,006	70,073	3,329	71,873
Class C	52,903	1,218,105	123,471	2,674,867
Class I	1,563,802	35,623,292	3,169,193	68,440,938
Class R1	561	12,917	2,980	64,908
Class R2	1,108	25,154	7,826	171,655
Class R3	11,024	259,083	10,119	220,139
Class R4	5,108	119,503	18,445	396,224
Class R6	757,621	17,892,616	1,085,851	23,739,004
	3,479,307	$80,238,532	7,370,038	$159,300,240

MFS Equity Income Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 1/31/26		Year ended 7/31/25
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,911,127	$42,378,093	979,275	$21,181,577
Class B	7,618	169,395	5,375	116,324
Class C	63,756	1,416,313	33,323	721,253
Class I	819,508	18,184,284	387,016	8,379,758
Class R1	4,563	101,601	2,371	51,441
Class R2	3,111	69,215	1,292	28,032
Class R3	12,843	285,393	6,933	150,257
Class R4	15,785	350,253	8,929	193,289
Class R6	426,558	9,557,728	213,143	4,655,281
	3,264,869	$72,512,275	1,637,657	$35,477,212
Shares reacquired
Class A	(1,537,820)	$(35,391,833)	(2,885,673)	$(61,955,074)
Class B	(13,234)	(304,875)	(51,044)	(1,094,059)
Class C	(108,685)	(2,509,744)	(198,443)	(4,330,048)
Class I	(1,473,076)	(33,719,380)	(1,855,728)	(40,367,127)
Class R1	(1,675)	(37,287)	(19,386)	(422,047)
Class R2	(47)	(1,081)	(3,358)	(72,909)
Class R3	(11,459)	(262,275)	(30,051)	(641,294)
Class R4	(2,590)	(61,139)	(27,691)	(598,927)
Class R6	(617,572)	(14,303,937)	(1,042,853)	(22,845,546)
	(3,766,158)	$(86,591,551)	(6,114,227)	$(132,327,031)
Net change
Class A	1,457,481	$32,004,049	1,042,426	$22,747,135
Class B	(2,610)	(65,407)	(42,340)	(905,862)
Class C	7,974	124,674	(41,649)	(933,928)
Class I	910,234	20,088,196	1,700,481	36,453,569
Class R1	3,449	77,231	(14,035)	(305,698)
Class R2	4,172	93,288	5,760	126,778
Class R3	12,408	282,201	(12,999)	(270,898)
Class R4	18,303	408,617	(317)	(9,414)
Class R6	566,607	13,146,407	256,141	5,548,739
	2,978,018	$66,159,256	2,893,468	$62,450,421
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended January 31, 2026, the fund’s commitment fee and interest expense were $1,463 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

MFS Equity Income Fund
Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended January 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,641,415	$38,795,558	$36,853,512	$1,030	$424	$4,584,915

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$89,921	$—

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Equity Income Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Equity Income Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Equity Income Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

MFS Intrinsic Value Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Intrinsic Value Fund
Portfolio of Investments − 1/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Alcoholic Beverages – 0.6%
Diageo PLC	703	$16,117
Pernod Ricard S.A.	121	10,769
		$26,886
Brokerage & Asset Managers – 5.2%
Charles Schwab Corp.	1,375	$142,890
CME Group, Inc.	368	106,374
		$249,264
Business Services – 3.4%
Accenture PLC, “A”	193	$50,883
Morningstar, Inc.	128	25,868
TransUnion	575	45,436
Verisk Analytics, Inc., “A”	174	37,838
		$160,025
Computer Software – 10.9%
Autodesk, Inc. (a)	246	$62,206
Cadence Design Systems, Inc. (a)	195	57,790
Microsoft Corp.	687	295,609
Pegasystems, Inc.	1,140	49,807
PTC, Inc. (a)	168	26,230
Synopsys, Inc. (a)	57	26,511
		$518,153
Construction – 7.5%
Allegion PLC	318	$52,594
CRH PLC	699	85,565
Ferguson Enterprises, Inc.	235	59,328
Martin Marietta Materials, Inc.	73	47,592
Simpson Manufacturing Co., Inc.	245	43,311
Vulcan Materials Co.	163	48,988
Watsco, Inc.	55	21,255
		$358,633
Consumer Products – 6.5%
Colgate-Palmolive Co.	1,356	$122,433
Haleon PLC	12,586	65,254
International Flavors & Fragrances, Inc.	1,049	73,231
Kenvue, Inc.	2,777	48,320
		$309,238
Electrical Equipment – 2.4%
Emerson Electric Co.	382	$56,138
Hubbell, Inc.	121	59,041
		$115,179
UIVFS-SEM
1

MFS Intrinsic Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 6.0%
Analog Devices, Inc.	229	$71,192
Applied Materials, Inc.	39	12,570
KLA Corp.	29	41,410
Lam Research Corp.	86	20,078
Micron Technology, Inc.	39	16,180
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	377	124,621
		$286,051
Energy - Independent – 1.3%
ConocoPhillips	612	$63,789
Energy - Integrated – 1.1%
TotalEnergies SE	697	$50,521
Gaming & Lodging – 0.6%
Flutter Entertainment PLC (a)	173	$28,571
Insurance – 5.1%
Aon PLC	215	$75,173
Arthur J. Gallagher & Co.	143	35,660
Marsh & McLennan Cos., Inc.	269	50,623
Willis Towers Watson PLC	264	83,812
		$245,268
Machinery & Tools – 5.2%
Graco, Inc.	171	$14,933
IDEX Corp.	119	23,627
MSA Safety, Inc.	244	43,225
Nordson Corp.	199	54,632
Wabtec Corp.	153	35,211
Watts Water Technologies, “A”	247	73,930
		$245,558
Major Banks – 5.2%
Bank of America Corp.	2,261	$120,285
Resona Holdings, Inc.	3,300	38,158
Wells Fargo & Co.	973	88,047
		$246,490
Medical & Health Technology & Services – 2.1%
ICON PLC (a)	189	$34,067
Solventum Corp. (a)	684	52,648
Veeva Systems, Inc. (a)	74	15,090
		$101,805
Medical Equipment – 12.0%
Abbott Laboratories	707	$77,275
Agilent Technologies, Inc.	649	86,869
Becton, Dickinson and Co.	579	117,815
Bio-Rad Laboratories, Inc., “A” (a)	159	46,698
Bio-Techne Corp.	1,158	74,216
Danaher Corp.	163	35,679
Envista Holdings Corp. (a)	1,023	24,010
2

MFS Intrinsic Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
STERIS PLC	141	$37,027
Waters Corp. (a)	191	70,807
		$570,396
Other Banks & Diversified Financials – 6.1%
AIB Group PLC	5,664	$63,446
Mastercard, Inc., “A”	129	69,504
Moody's Corp.	123	63,414
Northern Trust Corp.	303	45,277
S&P Global, Inc.	94	49,612
		$291,253
Precious Metals & Minerals – 8.3%
Agnico Eagle Mines Ltd.	247	$46,953
Franco-Nevada Corp.	513	120,085
Royal Gold, Inc.	336	88,472
Wheaton Precious Metals Corp.	1,048	138,068
		$393,578
Real Estate – 1.3%
CBRE Group, Inc., “A” (a)	359	$61,149
Specialty Chemicals – 1.5%
Corteva, Inc.	715	$52,052
RPM International, Inc.	184	19,681
		$71,733
Specialty Stores – 6.0%
Amazon.com, Inc. (a)	927	$221,831
BJ's Wholesale Club Holdings, Inc. (a)	694	64,154
		$285,985
Total Common Stocks (Identified Cost, $3,561,451)		$4,679,525
Mutual Funds (h) – 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 3.73% (v) (Identified Cost, $109,991)	109,971	$109,993
Other Assets, Less Liabilities – (0.6)%		(26,268)
Net Assets – 100.0%		$4,763,250

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $109,993 and
$4,679,525, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
3

MFS Intrinsic Value Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 1/31/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $3,561,451)	$4,679,525
Investments in affiliated issuers, at value (identified cost, $109,991)	109,993
Cash	3
Foreign currency, at value (identified cost, $3)	3
Receivables for
Dividends	2,133
Receivable from investment adviser	12,897
Other assets	86
Total assets	$4,804,640
Liabilities
Payable to affiliates
Administrative services fee	$144
Shareholder servicing costs	367
Distribution and service fees	57
Payable for independent Trustees' compensation	514
Payable for audit and tax fees	33,872
Accrued expenses and other liabilities	6,436
Total liabilities	$41,390
Net assets	$4,763,250
Net assets consist of
Paid-in capital	$3,593,104
Total distributable earnings (loss)	1,170,146
Net assets	$4,763,250
Shares of beneficial interest outstanding	371,305

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,078,913	84,110	$12.83
Class C	282,761	22,420	12.61
Class I	593,220	46,186	12.84
Class R1	78,495	6,224	12.61
Class R2	80,048	6,238	12.83
Class R3	80,836	6,294	12.84
Class R4	80,119	6,233	12.85
Class R6	2,488,858	193,600	12.86

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.61 [100 / 94.25 x $12.83]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
4

MFS Intrinsic Value Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 1/31/26 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$25,354
Dividends from affiliated issuers	2,034
Other	2
Foreign taxes withheld	(562)
Total investment income	$26,828
Expenses
Management fee	$13,824
Distribution and service fees	3,343
Shareholder servicing costs	1,407
Administrative services fee	8,823
Independent Trustees' compensation	1,514
Custodian fee	3,211
Shareholder communications	3,952
Audit and tax fees	34,226
Legal fees	17
Registration fees	98,238
Miscellaneous	16,427
Total expenses	$184,982
Fees paid indirectly	(3)
Reduction of expenses by investment adviser	(167,049)
Net expenses	$17,930
Net investment income (loss)	$8,898
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$133,643
Affiliated issuers	(14)
Foreign currency	10
Net realized gain (loss)	$133,639
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$177,638
Affiliated issuers	2
Translation of assets and liabilities in foreign currencies	4
Net unrealized gain (loss)	$177,644
Net realized and unrealized gain (loss)	$311,283
Change in net assets from operations	$320,181
See Notes to Financial Statements
5

MFS Intrinsic Value Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25
Change in net assets
From operations
Net investment income (loss)	$8,898	$23,876
Net realized gain (loss)	133,639	311,695
Net unrealized gain (loss)	177,644	30,454
Change in net assets from operations	$320,181	$366,025
Total distributions to shareholders	$(288,098)	$(118,399)
Change in net assets from fund share transactions	$299,987	$(954,392)
Total change in net assets	$332,070	$(706,766)
Net assets
At beginning of period	4,431,180	5,137,946
At end of period	$4,763,250	$4,431,180
See Notes to Financial Statements
6

MFS Intrinsic Value Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$12.75	$12.06	$10.42	$9.36	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.05	$0.05	$0.04	$0.01
Net realized and unrealized gain (loss)	0.87	0.91	1.63	1.05	(0.65)
Total from investment operations	$0.89	$0.96	$1.68	$1.09	$(0.64)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.05)	$(0.04)	$(0.03)	$—
From net realized gain	(0.77)	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.81)	$(0.27)	$(0.04)	$(0.03)	$—
Net asset value, end of period (x)	$12.83	$12.75	$12.06	$10.42	$9.36
Total return (%) (r)(s)(t)(x)	7.18 (n)	8.04	16.20	11.72	(6.40)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.09 (a)	5.85	6.28	7.80	7.90 (a)
Expenses after expense reductions (f)	0.90 (a)	0.90	0.89	0.89	0.88 (a)
Net investment income (loss)	0.27 (a)	0.39	0.43	0.39	0.15 (a)
Portfolio turnover rate	11 (n)	36	16	18	7 (n)
Net assets at end of period (000 omitted)	$1,079	$1,015	$1,339	$678	$154

See Notes to Financial Statements
7

MFS Intrinsic Value Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$12.56	$11.93	$10.34	$9.32	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.04)	$(0.03)	$(0.03)	$(0.03)
Net realized and unrealized gain (loss)	0.85	0.89	1.62	1.05	(0.65)
Total from investment operations	$0.82	$0.85	$1.59	$1.02	$(0.68)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	(0.77)	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.77)	$(0.22)	$—	$—	$—
Net asset value, end of period (x)	$12.61	$12.56	$11.93	$10.34	$9.32
Total return (%) (r)(s)(t)(x)	6.75 (n)	7.20	15.38	10.94	(6.80)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.91 (a)	6.67	7.18	7.99	8.46 (a)
Expenses after expense reductions (f)	1.65 (a)	1.65	1.64	1.64	1.63 (a)
Net investment income (loss)	(0.48)(a)	(0.36)	(0.30)	(0.37)	(0.59)(a)
Portfolio turnover rate	11 (n)	36	16	18	7 (n)
Net assets at end of period (000 omitted)	$283	$262	$250	$161	$56

Class I	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$12.78	$12.10	$10.44	$9.37	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.07	$0.08	$0.06	$0.02
Net realized and unrealized gain (loss)	0.87	0.91	1.64	1.05	(0.65)
Total from investment operations	$0.90	$0.98	$1.72	$1.11	$(0.63)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.08)	$(0.06)	$(0.04)	$—
From net realized gain	(0.77)	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.84)	$(0.30)	$(0.06)	$(0.04)	$—
Net asset value, end of period (x)	$12.84	$12.78	$12.10	$10.44	$9.37
Total return (%) (r)(s)(t)(x)	7.29 (n)	8.21	16.56	11.93	(6.30)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	7.91 (a)	5.95	6.26	7.60	7.34 (a)
Expenses after expense reductions (f)	0.65 (a)	0.65	0.64	0.64	0.63 (a)
Net investment income (loss)	0.52 (a)	0.60	0.70	0.62	0.37 (a)
Portfolio turnover rate	11 (n)	36	16	18	7 (n)
Net assets at end of period (000 omitted)	$593	$536	$1,132	$875	$444

See Notes to Financial Statements
8

MFS Intrinsic Value Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$12.56	$11.93	$10.34	$9.32	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.04)	$(0.03)	$(0.03)	$(0.03)
Net realized and unrealized gain (loss)	0.85	0.89	1.62	1.05	(0.65)
Total from investment operations	$0.82	$0.85	$1.59	$1.02	$(0.68)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	(0.77)	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.77)	$(0.22)	$—	$—	$—
Net asset value, end of period (x)	$12.61	$12.56	$11.93	$10.34	$9.32
Total return (%) (r)(s)(t)(x)	6.75 (n)	7.20	15.38	10.94	(6.80)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.91 (a)	6.68	7.29	9.14	8.71 (a)
Expenses after expense reductions (f)	1.65 (a)	1.65	1.64	1.64	1.63 (a)
Net investment income (loss)	(0.48)(a)	(0.37)	(0.29)	(0.37)	(0.59)(a)
Portfolio turnover rate	11 (n)	36	16	18	7 (n)
Net assets at end of period (000 omitted)	$78	$74	$69	$59	$47

Class R2	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$12.74	$12.06	$10.42	$9.35	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00 (w)	$0.02	$0.02	$0.01	$(0.01)
Net realized and unrealized gain (loss)	0.87	0.90	1.63	1.06	(0.64)
Total from investment operations	$0.87	$0.92	$1.65	$1.07	$(0.65)
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.02)	$(0.01)	$(0.00)(w)	$—
From net realized gain	(0.77)	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.78)	$(0.24)	$(0.01)	$(0.00)	$—
Net asset value, end of period (x)	$12.83	$12.74	$12.06	$10.42	$9.35
Total return (%) (r)(s)(t)(x)	7.04 (n)	7.73	15.87	11.49	(6.50)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.41 (a)	6.18	6.78	8.64	8.21 (a)
Expenses after expense reductions (f)	1.15 (a)	1.15	1.14	1.14	1.13 (a)
Net investment income (loss)	0.02 (a)	0.13	0.20	0.12	(0.11)(a)
Portfolio turnover rate	11 (n)	36	16	18	7 (n)
Net assets at end of period (000 omitted)	$80	$75	$69	$60	$47

See Notes to Financial Statements
9

MFS Intrinsic Value Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$12.77	$12.08	$10.43	$9.36	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.05	$0.05	$0.03	$0.01
Net realized and unrealized gain (loss)	0.86	0.91	1.64	1.06	(0.65)
Total from investment operations	$0.88	$0.96	$1.69	$1.09	$(0.64)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.05)	$(0.04)	$(0.02)	$—
From net realized gain	(0.77)	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.81)	$(0.27)	$(0.04)	$(0.02)	$—
Net asset value, end of period (x)	$12.84	$12.77	$12.08	$10.43	$9.36
Total return (%) (r)(s)(t)(x)	7.13 (n)	8.05	16.22	11.71	(6.40)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.16 (a)	5.93	6.53	8.38	7.95 (a)
Expenses after expense reductions (f)	0.90 (a)	0.90	0.89	0.89	0.88 (a)
Net investment income (loss)	0.26 (a)	0.38	0.45	0.38	0.13 (a)
Portfolio turnover rate	11 (n)	36	16	18	7 (n)
Net assets at end of period (000 omitted)	$81	$75	$70	$60	$47

Class R4	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$12.79	$12.10	$10.45	$9.37	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.08	$0.08	$0.06	$0.02
Net realized and unrealized gain (loss)	0.87	0.91	1.63	1.06	(0.65)
Total from investment operations	$0.90	$0.99	$1.71	$1.12	$(0.63)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.08)	$(0.06)	$(0.04)	$—
From net realized gain	(0.77)	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.84)	$(0.30)	$(0.06)	$(0.04)	$—
Net asset value, end of period (x)	$12.85	$12.79	$12.10	$10.45	$9.37
Total return (%) (r)(s)(t)(x)	7.29 (n)	8.30	16.45	12.04	(6.30)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	7.91 (a)	5.68	6.28	8.13	7.70 (a)
Expenses after expense reductions (f)	0.65 (a)	0.65	0.64	0.64	0.63 (a)
Net investment income (loss)	0.52 (a)	0.63	0.71	0.63	0.39 (a)
Portfolio turnover rate	11 (n)	36	16	18	7 (n)
Net assets at end of period (000 omitted)	$80	$75	$69	$59	$47

See Notes to Financial Statements
10

MFS Intrinsic Value Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	1/31/26 (unaudited)	7/31/25	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$12.80	$12.11	$10.45	$9.37	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.08	$0.08	$0.06	$0.02
Net realized and unrealized gain (loss)	0.86	0.91	1.64	1.06	(0.65)
Total from investment operations	$0.90	$0.99	$1.72	$1.12	$(0.63)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.08)	$(0.06)	$(0.04)	$—
From net realized gain	(0.77)	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.84)	$(0.30)	$(0.06)	$(0.04)	$—
Net asset value, end of period (x)	$12.86	$12.80	$12.11	$10.45	$9.37
Total return (%) (r)(s)(t)(x)	7.32 (n)	8.32	16.57	12.04	(6.30)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	7.89 (a)	5.64	6.26	8.12	7.69 (a)
Expenses after expense reductions (f)	0.62 (a)	0.62	0.62	0.62	0.62 (a)
Net investment income (loss)	0.54 (a)	0.66	0.73	0.64	0.40 (a)
Portfolio turnover rate	11 (n)	36	16	18	7 (n)
Net assets at end of period (000 omitted)	$2,489	$2,319	$2,141	$1,837	$1,639

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, February 8, 2022, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
11

MFS Intrinsic Value Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Intrinsic Value Fund (the fund) is a diversified series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
12

MFS Intrinsic Value Fund
Notes to Financial Statements (unaudited) - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$4,679,525	$—	$—	$4,679,525
Investment Companies	109,993	—	—	109,993
Total	$4,789,518	$—	$—	$4,789,518
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended January 31, 2026, is shown as a reduction of total expenses in the Statement of Operations.
13

MFS Intrinsic Value Fund
Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 7/31/25
Ordinary income (including any short-term capital gains)	$27,650
Long-term capital gains	90,749
Total distributions	$118,399
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 1/31/26
Cost of investments	$3,726,964
Gross appreciation	1,243,448
Gross depreciation	(180,894)
Net unrealized appreciation (depreciation)	$1,062,554
As of 7/31/25
Undistributed ordinary income	9,404
Undistributed long-term capital gain	243,436
Other temporary differences	10
Net unrealized appreciation (depreciation)	885,213
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
14

MFS Intrinsic Value Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 1/31/26	Year ended 7/31/25
Class A	$62,663	$25,444
Class C	16,353	4,428
Class I	36,445	28,504
Class R1	4,529	1,278
Class R2	4,591	1,401
Class R3	4,804	1,578
Class R4	4,929	1,724
Class R6	153,784	54,042
Total	$288,098	$118,399
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.60%
In excess of $1 billion and up to $2.5 billion	0.55%
In excess of $2.5 billion and up to $5 billion	0.45%
In excess of $5 billion and up to $10 billion	0.42%
In excess of $10 billion	0.40%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until November 30, 2026. For the six months ended January 31, 2026, this management fee reduction amounted to $316, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2026 was equivalent to an annual effective rate of 0.59% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R1	R2	R3	R4	R6
0.94%	1.69%	0.69%	1.69%	1.19%	0.94%	0.69%	0.62%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2026. For the six months ended January 31, 2026, this reduction amounted to $166,733, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $745 for the six months ended January 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
15

MFS Intrinsic Value Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,292
Class C	0.75%	0.25%	1.00%	1.00%	1,376
Class R1	0.75%	0.25%	1.00%	1.00%	382
Class R2	0.25%	0.25%	0.50%	0.50%	195
Class R3	—	0.25%	0.25%	0.25%	98
Total Distribution and Service Fees					$3,343
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2026 based on each class's average daily net assets.   MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended January 31, 2026, there were no service fee rebates.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2026, were as follows:
Amount
Class A	$45
Class C	—
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended January 31, 2026, the fee was $759, which equated to 0.0329% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended January 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $648.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended January 31, 2026 was equivalent to an annual effective rate of 0.3829% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 15,113 shares of Class A for an aggregate amount of $181,661.
At January 31, 2026, MFS held 100% of the outstanding shares of Class R1, Class R2, Class R3, Class R4, and Class R6.
(4) Portfolio Securities
For the six months ended January 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $514,477 and $571,366, respectively.
16

MFS Intrinsic Value Fund
Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 1/31/26		Year ended 7/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	9,574	$123,672	20,716	$249,691
Class C	391	5,000	1,102	12,971
Class I	1,461	19,139	2,391	29,182
	11,426	$147,811	24,209	$291,844
Shares issued to shareholders in reinvestment of distributions
Class A	5,045	$62,663	2,067	$25,444
Class C	1,338	16,353	363	4,428
Class I	2,931	36,445	2,312	28,504
Class R1	370	4,529	106	1,278
Class R2	369	4,591	114	1,401
Class R3	387	4,804	127	1,578
Class R4	397	4,929	139	1,724
Class R6	12,362	153,784	4,383	54,042
	23,199	$288,098	9,611	$118,399
Shares reacquired
Class A	(10,136)	$(131,867)	(54,170)	$(651,701)
Class C	(166)	(2,111)	(1,530)	(18,091)
Class I	(149)	(1,944)	(56,286)	(694,843)
	(10,451)	$(135,922)	(111,986)	$(1,364,635)
Net change
Class A	4,483	$54,468	(31,387)	$(376,566)
Class C	1,563	19,242	(65)	(692)
Class I	4,243	53,640	(51,583)	(637,157)
Class R1	370	4,529	106	1,278
Class R2	369	4,591	114	1,401
Class R3	387	4,804	127	1,578
Class R4	397	4,929	139	1,724
Class R6	12,362	153,784	4,383	54,042
	24,174	$299,987	(78,166)	$(954,392)
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended January 31, 2026, the fund’s commitment fee and interest expense were $11 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
17

MFS Intrinsic Value Fund
Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended January 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$57,033	$496,759	$443,787	$(14)	$2	$109,993

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,034	$—
18

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Intrinsic Value Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Intrinsic Value Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Intrinsic Value Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
19

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST VII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   March 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  March 18, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  March 18, 2026

*  Print name and title of each signing officer under his or her signature.